Trade and Other Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of Trade and Other Receivables

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Trade debtors	$1,492,391	$1,627,393
CMEI grant funds receivable	—	6,323,492
Loss allowance	(134,565)	(252,429)
Other receivables	758,973	459,718
Total trade and other receivables	$2,116,799	$8,158,174